Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 25, 2016
JNL MULTI-MANAGER SMALL CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JNL Multi-Manager Small Cap Value Fund (formerly, JNL/Franklin Templeton Small Cap Value Fund) Class A and Class B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term total return.
Expense [Heading]	rr_ExpenseHeading	Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

		The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance.

Period	Class A
1/1/2015 – 12/31/2015	138%

Period	Class B
1/1/2015 – 12/31/2015	138%

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by the Fund investing, under normal circumstances, at least 80% of its total net assets in a variety of small cap value strategies, sometimes referred to as “sleeves,” managed by unaffiliated investment managers (“Sub-Advisers”). Each of the Sub-Advisers generally provides day-to-day management for a portion of the Fund’s assets.

Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

Below are the principal investment strategies for each strategy, but the Sub-Advisers may also implement other investment strategies in keeping with the strategy’s objective.

Century Small Cap Value Strategy

Century Capital Management, LLC (“Century”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

The Small Cap Value Strategy market capitalization range is generally within the range of the Russell 2000 Value Index (between approximately $15 million and $5.1 billion as of December 31, 2015) at the time of purchase. The market capitalization range is expected to change over time.

Century generally constructs the strategy to consist of 70-110 companies. The Small Cap Value Strategy is predominantly focused on investing in companies domiciled within the United States. The strategy can invest in foreign securities, primarily through American Depositary Receipts (“ADRs”) and the equity securities of companies incorporated outside of the U.S. that are traded on U.S. exchanges. Investments in ADRs are generally less than 10%.

The strategy focuses on opportunities that Century believes have significant upside potential, emphasizing a combination of both valuation and earnings power. Century employs a fundamental, bottom-up investment approach that includes both financial modeling and qualitative analysis. A stock may be sold, among other reasons, if Century believes that the company’s cumulative valuation and earnings upside potential approaches fair value, better opportunities exist, the company experiences fundamental deterioration, or the market capitalization rises above a targeted range.

Chicago Equity – Small Cap Value Strategy

Chicago Equity Partners, LLC (“CEP”) constructs the strategy by investing in equity securities of small-capitalization companies. The Small Cap Value Strategy will ordinarily invest in approximately 150-400 stocks. The Small Cap Value Strategy primarily invests in common stock and preferred stock of U.S. small-capitalization companies.

The Small Cap Value Strategy currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $177 million and $4.3 billion as of December 31, 2015). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, it will generally invest in stocks of U.S. small-cap value companies (as determined by CEP), including real estate investment trusts (“REITs”). The Small Cap Value Strategy may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through ADRs or direct investment in securities of foreign companies trading on U.S. markets.

Cooke & Bieler Small Cap Value Equity Strategy

Cooke & Bieler , L.P. (“C&B”) constructs the Small Cap Value Equity Strategy by investing in the common stocks of small capitalization (“small-cap”) companies.

C&B invests principally in small-capitalization companies, which are defined as having market capitalizations within the market capitalization range of the constituents of Russell 2000® Index at the time of purchase. As of December 31, 2015, the Index had a market capitalization range of $177 million to $4.3 billion.

C&B manages a relatively focused portfolio of typically 40 to 60 companies that enables C&B to provide adequate diversification while allowing the composition and performance of the portfolio to behave differently than the market.

C&B selects securities for the strategy based on an analysis of a company’s financial characteristics and an assessment of the quality of a company’s management.

Cortina Small Cap Value Strategy

Cortina Asset Management, LLC (“Cortina”) constructs the Small Cap Value Strategy by investing in the common stocks of small capitalization (“small-cap”) companies that the Adviser believes are undervalued relative to the marketplace or similar companies.

Under current market conditions, the strategy considers a company to be a small-cap company if it has a total market capitalization at the time of purchase of $ 400 million to the higher of $ 3 billion or the high end of the range of companies represented in the Russell 2000 Value Index. As of March 21, 2016 , the largest company in the Russell 2000 Value Index has a market capitalization of approximately $ 5.7 billion.

The Small Cap Value Strategy will typically hold shares of stock in 60 to 80 companies, with no single company exceeding 5% of the Small Cap Value Strategy’s portfolio at the time of purchase.

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

		The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:
  Allocation risk – The Fund’s ability to achieve its investment objective depends upon the investment manager’s analysis of such factors as macroeconomic trends, outlooks for various industries and asset class valuations, and its ability to select an appropriate mix of asset classes and Underlying Funds based on its analysis of such factors.  The Fund is subject to the risk of changes in market, investment, and economic conditions in the selection and percentages of allocations among Underlying Funds.
  Emerging markets and less developed countries risk –  Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.
  Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly-traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly-available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  Investment style risk –  The returns from a certain investment style may be lower than the returns from the overall stock market.  Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).
  Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading.  To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.
  Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others.   Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
  Real estate investment risk – Real estate is affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.
  Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment managers choice of securities within such sector.
  Securities lending risk – Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. The performance information shown reflects the Fund’s results when managed by the previous sub-adviser utilizing different investment strategies. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.

		Effective September 28, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the Russell 2500TM Value Index with the Russell 2000 Value Index as the Fund’s primary benchmark.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended 9/30/2009): 24.17%; Worst Quarter (ended 12/31/2008): -29.32%
Bar Chart Two Closing [Text Block]	jnlst_BarChartTwoClosingTextBlock	Best Quarter (ended 9/30/2009): 24.28%; Worst Quarter (ended 12/31/2008): -29.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective September 28, 2015, for consistency with the Fund’s principal investment strategies, the Fund will replace the Russell 2500TM Value Index with the Russell 2000 Value Index as the Fund’s primary benchmark.
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	347
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	$ 1,329
2006	rr_AnnualReturn2006	17.71%
2007	rr_AnnualReturn2007	(6.14%)
2008	rr_AnnualReturn2008	(33.23%)
2009	rr_AnnualReturn2009	33.80%
2010	rr_AnnualReturn2010	26.84%
2011	rr_AnnualReturn2011	(2.73%)
2012	rr_AnnualReturn2012	17.62%
2013	rr_AnnualReturn2013	34.38%
2014	rr_AnnualReturn2014	0.15%
2015	rr_AnnualReturn2015	(9.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 year	rr_AverageAnnualReturnYear01	(9.44%)
5 year	rr_AverageAnnualReturnYear05	6.88%
10 year	rr_AverageAnnualReturnYear10	5.73%
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
1 year	rr_ExpenseExampleYear01	$ 91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	$ 1,096
2006	rr_AnnualReturn2006	17.93%
2007	rr_AnnualReturn2007	(5.89%)
2008	rr_AnnualReturn2008	(33.06%)
2009	rr_AnnualReturn2009	33.96%
2010	rr_AnnualReturn2010	27.07%
2011	rr_AnnualReturn2011	(2.54%)
2012	rr_AnnualReturn2012	17.87%
2013	rr_AnnualReturn2013	34.67%
2014	rr_AnnualReturn2014	0.36%
2015	rr_AnnualReturn2015	(9.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.20%)
1 year	rr_AverageAnnualReturnYear01	(9.26%)
5 year	rr_AverageAnnualReturnYear05	7.10%
10 year	rr_AverageAnnualReturnYear10	5.95%
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.47%)
5 year	rr_AverageAnnualReturnYear05	7.67%
10 year	rr_AverageAnnualReturnYear10	5.57%
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(7.47%)
5 year	rr_AverageAnnualReturnYear05	7.67%
10 year	rr_AverageAnnualReturnYear10	5.57%
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.49%)
5 year	rr_AverageAnnualReturnYear05	9.23%
10 year	rr_AverageAnnualReturnYear10	6.51%
JNL MULTI-MANAGER SMALL CAP VALUE FUND | Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) | Class B
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.49%)
5 year	rr_AverageAnnualReturnYear05	9.23%
10 year	rr_AverageAnnualReturnYear10	6.51%

[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expense disclosed above.